Income Taxes - Benefit (Provision) Income tax expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Current	$ 94,041	$ (837,973)
Withholding tax		162,112
Deferred	$ 196,434	$ 93,441